Notes to the Profit or Loss Statement - Summary of Cost of Sales (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales [line items]
Cost of sales	€ 48,619,885	€ 32,194,705	€ 9,174,146
Expensed Acquisition or Production Cost of Inventories [member]
Cost of sales [line items]
Cost of sales	28,765,000	12,618,000	5,564,000
Personnel expenses [member]
Cost of sales [line items]
Cost of sales	9,530,000	11,630,000	11,054,000
Impairment And Reversals Of Impairment On Inventories [Member]
Cost of sales [line items]
Cost of sales	0	0	9,933,000
Impairment, Amortization and Other Costs of Intangible Assets [member]
Cost of sales [line items]
Cost of sales	9,785,000	7,409,000	2,251,000
External services [member]
Cost of sales [line items]
Cost of sales	31,000	289,000	128,000
Depreciation and other costs for infrastructure [member]
Cost of sales [line items]
Cost of sales	404,000	221,000	98,000
Other Operating expenses [member]
Cost of sales [line items]
Cost of sales	€ 105,000	€ 28,000	€ 12,000